[EATON VANCE LOGO]

                                             [PHOTO OF WALL WITH EDUCATION SIGN]




[PHOTO OF HIGHWAY]

                          ANNUAL REPORT MARCH 31, 2001

                                   EATON VANCE
                                    NATIONAL
                                LIMITED MATURITY
                                   MUNICIPALS
                                      FUND
















[PHOTO OF BRIDGE]

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001

LETTER TO SHAREHOLDERS



[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

As most fixed-income investors know, municipal bonds have long occupied a unique position among investment asset classes. Historically, the $1.5 trillion municipal market has financed a broad range of important public projects, including utilities, transportation facilities, hospitals, education, economic development and housing projects. These projects address the needs of local and state communities, generate new employment opportunities and improve the quality of life for many citizens. We thought it might be helpful to shareholders to begin a series of discussions with a broad overview of this vital market.

Revenue Bonds: providing financing for essential, fee-based services...

Roughly two-thirds of all municipal bond issuance over the past decade has consisted of revenue bonds. These bonds are issued by entities that charge their customers a fee to provide essential services and include a very broad range of issuers. Electric and water utilities, airport and turnpike authorities, housing projects and hospitals are just a few examples of entities that issue revenue bonds. Interest payments to bondholders are paid from user fees paid for services: water bills paid by homeowners; highway tolls paid by motorists; hospital fees paid by patients and health insurers.

Credit quality is, of course, a critical determinant in the municipal market. Municipal bond analysts look for trends that may impact an issuer's revenue base. For revenue bonds, those factors may include shifts in demographics within the customer base, a rise or fall in competitive rates for water or electric power, or changes in insurance reimbursements for medical procedures. Those trends bear close watching, for any significant change may have a major impact on the value of an investment. For example, recent changes in Medicare reimbursement policies have posed a serious threat to the financial soundness of many hospitals across the country and have had a major impact on performance within the hospital sector of the municipal bond market.

General Obligation Bonds: backed by the "full faith and credit" of the issuer...

General obligation bonds (GOs) constitute the remaining one-third of the municipal market. Issued by states, counties, cities, towns, villages and school districts, GOs are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction. Because of that taxing power, general obligations are often accorded a fairly high credit quality, dependent, of course, on the creditworthiness of the community in question.

Analysts examine a community's economic base, looking for sound fundamentals and a strong tax revenue base. In cases where that tax base is threatened, credit quality may be jeopardized. For example, New York City was close to bankruptcy in 1975 and its GO bonds performed very poorly. However, as the City's fortunes improved in the 1980s and 1990s, its revenue base improved significantly, leading to an upgrade in its bonds.

Political changes may also affect general obligations. In 1978, California's Proposition 13 severely limited property taxes and capped annual tax increases. As the property tax rebellion spread to other parts of the country, the impact of those changes was felt in the GO market in other states.

We believe that municipal bonds deserve consideration from today's investors ...

At Eaton Vance, we have long been a major participant in the municipal market, active in bringing tax-exempt alternatives to investors. While the importance of the municipal market is obvious in the public projects that improve our lives, we believe that municipal bonds can play an equally important role for today's tax-conscious investors. We will continue to seek attractive opportunities in this exciting market.



                                                       Sincerely,

                                                       /s/Thomas J. Fetter


                                                       Thomas J. Fetter
                                                       President
                                                       May 9, 2001

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001 MANAGEMENT DISCUSSION

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

AN INTERVIEW WITH WILLIAM H. AHERN, PORTFOLIO MANAGER OF EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND.


Q: Bill, how did the Fund perform during the past year?

A: Eaton Vance National Limited Maturity Municipals Fund Class A had a total return of 8.12% during the year ended March 31, 2001, the result of an increase in net asset value per share (NAV) to $10.04 on March 31, 2001 from $9.79 on March 31, 2000, and the reinvestment of $0.522 in dividends.(1)

   Class B shares had a total return of 7.26% for the year ended March 31, 2001, the result of an increase in NAV to $10.04 on March 31, 2001 from $9.79 on March 31, 2000, and the reinvestment of $0.443 in dividends.(1)

   Class C shares had a total return of 7.25% for the year ended March 31, 2001.(1) That return was the result of an increase in NAV to $9.40 on March 31, 2001 from $9.16 on March 31, 2000, and the reinvestment of $0.408 in dividends.(1)

   Based on the Fund's most recent dividends and NAVs on March 31, 2001 of $10.04 per share for Class A and Class B, and $9.40 for Class C, the distribution rates were 5.21%, 4.42% and 4.35%, respectively.(2) The distribution rates of Class A, Class B and Class C are equivalent to taxable rates of 8.63%, 7.32% and 7.20%, respectively.(3)

   The SEC 30-day yields for Class A, Class B and Class C shares at March 31 were 4.71%, 4.06% and 4.06%, respectively.(4) The SEC 30-day yields are equivalent to taxable yields of 7.80%, 6.72% and 6.72%, respectively.(3)

Q: The past year has been characterized by a strong recovery in the municipal bond market. In your view, what contributed to the turnaround in market conditions?

A: The recovery in the bond market has been the result of several fundamental changes. First, the dramatic weakening of the economy has improved the climate for bonds. With inflation well under control, the Federal Reserve has responded to the slower economy with lower interest rates. Second, the sharp decline in the stock market has attracted more investors to bonds. Disappointing corporate earnings pushed stocks sharply lower in late 2000 and early 2001, especially in the technology sector. As a consequence, many investors have regarded bonds as an attractive alternative to the volatility of the stock market.


FUND INFORMATION AS OF MARCH 31, 2001

Performance(5)                                                             Class A     Class B     Class C
----------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------------------------------------------
One Year                                                                    8.12%       7.26%       7.25%
Five Years                                                                  N.A.        4.10        3.87
Life of Fund+                                                               5.13        4.57        3.37

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------------------------------------------
One Year                                                                    5.63%       4.26%       6.25%
Five Years                                                                  N.A.        4.10        3.87
Life of Fund+                                                               4.63        4.57        3.37
+Inception dates: Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93


Five Largest Sector Weightings(6)
-----------------------------------------
Escrowed/Prerefunded                  18.0%
Industrial Development Bonds          11.6%
Cogeneration                           7.7%
Hospital                               6.2%
General Obligations                    5.6%

(1) These returns do not include the 2.25% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B or C shares. A portion of the Fund's income may be subject to federal income and/or federal alternative minimum tax. Income may be subject to state tax. (2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (3) Taxable-equivalent figures assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum
     2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. Class C 1-year SEC return reflects 1% CDSC. (6) Five largest sector weightings account for 49.1% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total investments of the Portfolio. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 99.20% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2001 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001 MANAGEMENT DISCUSSION CONT'D

Finally, as estimates of Federal budget surpluses have been adjusted upward, funding needs have been reduced. It's generally believed that that may result in significantly lower supply of bonds in the future, another favorable trend for bond investors.


Q: How has the intermediate-maturity segment of the municipal market fared?

A: Intermediate-maturity bonds have participated fully in the market rally of the past year. In fact, in the first quarter of 2001, the intermediate segment significantly outperformed the longer end of the market. Yields on five-year municipal bonds declined from 4.31% on December 31, 2000 to 3.84% on March 31, 2001, a decline of 47 basis points (0.47%). By comparison, yields on 30-year municipals fell from 5.32% to 5.24% over the same period, a decline of just 8 basis points (0.08%). The intermediate-maturity segment of the market was a major beneficiary of the Fed's lowering of short-term interest rates.

   However, even in this impressive rally, it paid to be selective, especially within the industrial development revenue bond (IDR) segment of the market. The slower economy resulted in revenue shortfalls in some cyclical industries, including paper, chemicals and metals. That put pressure on some issuers of IDRs.


Q: Where have you focused the Portfolio's investments in the past year?(1)

A: The Portfolio's largest sector weighting at March 31 was escrowed/prerefunded bonds, which constituted 18.0% of the Portfolio. Escrowed bonds have long been core holdings of the Portfolio and tend to have characteristics that make them attractive in a range of market conditions. Purchased when rates were significantly higher, escrowed bonds have coupons well-above the prevailing rate and, therefore, provide an excellent income stream. Because they are backed by Treasury bonds, escrowed bonds are regarded by investors as very high quality and tend to be performance-oriented in a market rally. Escrowed bonds added significantly to the Fund's performance during the past year.

Q: You indicated that, even in this market rally, it paid to be selective, especially in the IDR sector. How did you allocate your IDR investments?

A: We increased our efforts to diversify the Portfolio's industrial development revenue bond holdings. IDRs are typically used to finance economic initiatives that benefit companies, states and local communities. However, an economic slowdown may have a profound impact on some industries. Therefore, we


Portfolio Quality Weightings(1)
---------------------------------------------
Non-rated                     29.9%
AAA                           30.6%
AA                             5.3%
A                             11.5%
BBB                           19.6%
BB/                            3.1%

Portfolio Overview(1)
---------------------------------------------
Number of Issues                    119

Average Rating                       A-

Duration                       6.3 Yrs.

Effective Maturity             9.8 Yrs.

Average Call                   6.9 Yrs.

Average Dollar Price             $97.11


(1) Because the Fund is actively managed, Portfolio Quality Ratings and Portfolio Overview are subject to change. In the opinion of management, 8.3% of the non-rated portion (29.9%) of the Portfolio would, if rated, warrant an investment-grade rating.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001 MANAGEMENT DISCUSSION CONT'D

believe it is prudent to maintain a broad diversification among different industries and project types.

The Portfolio's IDR investments balanced projects for cyclical areas, such as paper, metals, automobiles and transportation, with less economically-sensitive areas like food and personal-care products. Companies involved in the projects included many household names, such as General Motors, Proctor & Gamble, American Airlines, Frito-Lay and International Paper.


Q: Cogeneration bonds played a significant role in the Portfolio. Could you discuss that area briefly?

A: Yes. Cogeneration is a segment of the municipal market that has provided opportunities in recent years. Government and industry alike have struggled with the challenge of reconciling rising energy needs with the call for conservation and environmentally-friendly energy policies. Cogeneration recycles the thermal energy lost in industrial processes and produces large amounts of high temperature water or steam by using the hot exhaust gases in place of a boiler. This process is economically efficient and makes use of energy otherwise lost in conventional energy-producing systems.

   At March 31, the Portfolio had a large investment in a New Jersey Economic Development Agency bond that financed the cogeneration facility at a 46-megawatt, natural gas-fired plant in Vineland, New Jersey. The facility delivers electricity to the City of Vineland and steam to Pillsbury's Progresso Soup plant. In addition to providing financing for a worthwhile energy project, the bonds carried a 7.875% coupon, a very attractive incentive for investors.

Q: Bill, looking ahead, what is your outlook for the high-yield municipal market?

A: I believe that the outlook for the municipal market is encouraging. The Fed's policy moves in 2001 have emphasized its concern about further weakness in the economy. That is a major positive for the bond market. Naturally, a slower economy could impact the revenue projections for some communities and IDB issuers, a trend that bears watching. But, generally, we've seen default rates improve in recent months, a constructive sign.

   In addition, given the losses suffered in the equity market over the past year, many investors may view the fixed-income markets as a refuge until there are signs of a meaningful upswing in corporate earnings. As we have noted before, municipal yields continue to nearly equal Treasury yields, suggesting very good value in the municipal market. In this uncertain economic environment, we believe municipal bonds merit strong consideration by investors.


--------------------------------------------------------------------------------
Your Investment at Work
--------------------------------------------------------------------------------
  Austin, Texas                                      [GRAPHIC OF AIRPLANE]
  Cargoport Development LLC

- These bonds were issued to finance the construction costs of a cargo handling and storage facility at Austin-Bergstrom International Airport. The $20 million facility was completed in 1997, with FedEx and Airborne Express among its major tenants.

- Fueled by a strong local economy and Austin's emergence as a technology hub for the Southwest, cargo traffic growth has exceeded 15% annually at Austin-Bergstrom. The 155,000 square-foot facility has contributed to the expansion of the airport and the growth of the local economy.

- The bonds carry attractive coupons of 7.50% and 8.30%, respectively. These issues were representative of the Portfolio's efforts to find good income opportunities in non-rated, industrial development bonds.
--------------------------------------------------------------------------------

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001 MANAGEMENT DISCUSSION CONT'D

[CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance National
Limited Maturity Municipals Fund Class B vs. the Lehman Brothers 7-Year Municipal
Bond Index*

May 31, 1992 - March 31, 2001

                  Eaton Vance National        Lehman Brothers
                  Limited Maturity            7-Year Municipal
                  Municipals Fund Class B        Bond Index
      5/92           $10,000                       $10,000
      6/92           $10,120                       $10,159
      7/92           $10,459                       $10,462
      8/92           $10,327                       $10,354
      9/92           $10,391                       $10,438
     10/92           $10,274                       $10,368
     11/92           $10,517                       $10,522
     12/92           $10,613                       $10,608
      1/93           $10,722                       $10,763
      2/93           $11,041                       $11,093
      3/93           $10,905                       $10,947
      4/93           $10,983                       $11,015
      5/93           $11,031                       $11,048
      6/93           $11,157                       $11,250
      7/93           $11,180                       $11,252
      8/93           $11,344                       $11,451
      9/93           $11,441                       $11,577
     10/93           $11,464                       $11,607
     11/93           $11,391                       $11,505
     12/93           $11,549                       $11,716
      1/94           $11,652                       $11,840
      2/94           $11,465                       $11,583
      3/94           $11,134                       $11,274
      4/94           $11,193                       $11,356
      5/94           $11,258                       $11,413
      6/94           $11,224                       $11,392
      7/94           $11,357                       $11,553
      8/94           $11,381                       $11,613
      9/94           $11,281                       $11,502
     10/94           $11,171                       $11,387
     11/94           $11,023                       $11,221
     12/94           $11,180                       $11,391
      1/95           $11,369                       $11,604
      2/95           $11,556                       $11,866
      3/95           $11,627                       $11,989
      4/95           $11,635                       $12,021
      5/95           $11,821                       $12,341
      6/95           $11,780                       $12,330
      7/95           $11,880                       $12,487
      8/95           $11,965                       $12,634
      9/95           $12,029                       $12,683
     10/95           $12,117                       $12,793
     11/95           $12,228                       $12,934
     12/95           $12,279                       $13,003
      1/96           $12,368                       $13,129
      2/96           $12,302                       $13,084
      3/96           $12,151                       $12,956
      4/96           $12,133                       $12,932
      5/96           $12,113                       $12,913
      6/96           $12,149                       $13,012
      7/96           $12,201                       $13,120
      8/96           $12,233                       $13,127
      9/96           $12,351                       $13,246
     10/96           $12,442                       $13,388
     11/96           $12,647                       $13,612
     12/96           $12,569                       $13,570
      1/97           $12,538                       $13,619
      2/97           $12,662                       $13,732
      3/97           $12,553                       $13,554
      4/97           $12,658                       $13,624
      5/97           $12,803                       $13,795
      6/97           $12,900                       $13,927
      7/97           $13,133                       $14,249
      8/97           $13,053                       $14,149
      9/97           $13,163                       $14,298
     10/97           $13,221                       $14,383
     11/97           $13,296                       $14,434
     12/97           $13,493                       $14,610
      1/98           $13,669                       $14,763
      2/98           $13,719                       $14,777
      3/98           $13,747                       $14,777
      4/98           $13,702                       $14,691
      5/98           $13,852                       $14,907
      6/98           $13,899                       $14,949
      7/98           $13,905                       $14,999
      8/98           $14,048                       $15,227
      9/98           $14,132                       $15,423
     10/98           $14,112                       $15,445
     11/98           $14,125                       $15,487
     12/98           $14,159                       $15,520
      1/99           $14,250                       $15,747
      2/99           $14,196                       $15,657
      3/99           $14,200                       $15,652
      4/99           $14,279                       $15,689
      5/99           $14,250                       $15,611
      6/99           $14,080                       $15,386
      7/99           $14,088                       $15,490
      8/99           $13,964                       $15,455
      9/99           $13,917                       $15,512
     10/99           $13,732                       $15,446
     11/99           $13,826                       $15,559
     12/99           $13,695                       $15,498
      1/00           $13,557                       $15,460
      2/00           $13,675                       $15,523
      3/00           $13,852                       $15,743
      4/00           $13,809                       $15,684
      5/00           $13,701                       $15,649
      6/00           $13,954                       $15,999
      7/00           $14,110                       $16,201
      8/00           $14,290                       $16,412
      9/00           $14,258                       $16,362
     10/00           $14,341                       $16,501
     11/00           $14,409                       $16,578
     12/00           $14,637                       $16,903
      1/01           $14,723                       $17,191
      2/01           $14,747                       $17,203
      3/01           $14,856                       $17,341

Performance**                                                              Class A     Class B     Class C
----------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------------------------------------------
One Year                                                                    8.12%       7.26%       7.25%
Five Years                                                                  N.A.        4.10        3.87
Life of Fund+                                                               5.13        4.57        3.37

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------------------------------------------
One Year                                                                    5.63%       4.26%       6.25%
Five Years                                                                  N.A.        4.10        3.87
Life of Fund+                                                               4.63        4.57        3.37
+Inception dates: Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93


*  Source: TowersData, Bethesda, MD.

   The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index of intermediate-term municipal bonds. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $12,686 on March 31, 2001; $12,402, including the Fund's 2.25% maximum sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $12,738 on March 31, 2001.

** Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC 1-Year return for Class C reflects 1% CDSC.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001
Assets
-----------------------------------------------------
Investment in National Limited Maturity
   Municipals Portfolio, at value
   (identified cost, $86,012,827)         $86,916,819
Receivable for Fund shares sold                23,498
-----------------------------------------------------
TOTAL ASSETS                              $86,940,317
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Dividends payable                         $   186,434
Payable for Fund shares redeemed                2,300
Payable to affiliate for service fees             932
Accrued expenses                               27,844
-----------------------------------------------------
TOTAL LIABILITIES                         $   217,510
-----------------------------------------------------
NET ASSETS                                $86,722,807
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $91,838,835
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (6,192,178)
Accumulated undistributed net
   investment income                          172,158
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                           903,992
-----------------------------------------------------
TOTAL                                     $86,722,807
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $71,365,069
SHARES OUTSTANDING                          7,110,587
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.04
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 97.75 of $10.04)      $     10.27
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 7,840,466
SHARES OUTSTANDING                            781,112
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.04
-----------------------------------------------------
Class C Shares
-----------------------------------------------------
NET ASSETS                                $ 7,517,272
SHARES OUTSTANDING                            799,533
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.40
-----------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
MARCH 31, 2001
Investment Income
----------------------------------------------------
Interest allocated from Portfolio         $5,425,182
Expenses allocated from Portfolio           (515,472)
----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $4,909,710
----------------------------------------------------

Expenses
----------------------------------------------------
Trustees' fees and expenses               $    2,165
Distribution and service fees
   Class A                                   109,112
   Class B                                    59,263
   Class C                                    61,682
Transfer and dividend disbursing
   agent fees                                 68,634
Registration fees                             30,977
Legal and accounting services                 17,488
Custodian fee                                 13,391
Printing and postage                          12,300
Miscellaneous                                  8,783
----------------------------------------------------
TOTAL EXPENSES                            $  383,795
----------------------------------------------------

NET INVESTMENT INCOME                     $4,525,915
----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (32,409)
   Financial futures contracts               (55,772)
----------------------------------------------------
NET REALIZED LOSS                         $  (88,181)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $2,114,755
   Financial futures contracts                64,539
----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $2,179,294
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,091,113
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $6,617,028
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED      YEAR ENDED
IN NET ASSETS                             MARCH 31, 2001  MARCH 31, 2000
------------------------------------------------------------------------
From operations --
   Net investment income                  $    4,525,915  $    4,416,859
   Net realized loss                             (88,181)        (11,006)
   Net change in unrealized
      appreciation (depreciation)              2,179,294      (5,722,267)
------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    6,617,028  $   (1,316,414)
------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (3,850,949) $   (3,798,298)
      Class B                                   (295,557)       (255,520)
      Class C                                   (302,831)       (425,763)
   In excess of net investment income
      Class B                                         --          (4,101)
      Class C                                         --         (10,859)
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $   (4,449,337) $   (4,494,541)
------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    5,880,119  $    7,602,253
      Class B                                  3,015,824       1,785,208
      Class C                                  3,084,188       3,548,099
   Issued in reorganization (See
      Note 8)
      Class A                                         --      14,683,269
      Class B                                         --       1,555,876
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  1,643,276       1,468,257
      Class B                                    129,206         122,091
      Class C                                    153,265         276,603
   Cost of shares redeemed
      Class A                                (13,073,403)    (16,114,691)
      Class B                                 (1,923,340)     (3,010,386)
      Class C                                 (3,598,245)     (6,552,453)
   Net asset value of shares exchanged
      Class A                                         --         594,717
      Class B                                         --        (594,717)
------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $   (4,689,110) $    5,364,126
------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $   (2,521,419) $     (446,829)
------------------------------------------------------------------------

                                          YEAR ENDED      YEAR ENDED
NET ASSETS                                MARCH 31, 2001  MARCH 31, 2000
------------------------------------------------------------------------
At beginning of year                      $   89,244,226  $   89,691,055
------------------------------------------------------------------------
AT END OF YEAR                            $   86,722,807  $   89,244,226
------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
------------------------------------------------------------------------
AT END OF YEAR                            $      172,158  $       95,580
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS A
                                  --------------------------------------------------------------
                                                       YEAR ENDED MARCH 31,
                                  --------------------------------------------------------------
                                    2001        2000(1)        1999        1998        1997(2)
------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.790       $10.490      $10.580     $10.070       $10.030
------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------
Net investment income             $ 0.531       $ 0.516      $ 0.519     $ 0.527       $ 0.393
Net realized and unrealized
   gain (loss)                      0.241        (0.692)      (0.090)      0.488         0.033(3)
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.772       $(0.176)     $ 0.429     $ 1.015       $ 0.426
------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------
From net investment income        $(0.522)      $(0.524)     $(0.519)    $(0.505)      $(0.386)
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.522)      $(0.524)     $(0.519)    $(0.505)      $(0.386)
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.040       $ 9.790      $10.490     $10.580       $10.070
------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                      8.12%        (1.68)%       3.89%      10.50%         4.06%
------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $71,365       $75,081      $73,048     $59,992       $37,072
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                       0.94%         1.03%        0.98%       0.99%         0.99%(6)
   Expenses after custodian
      fee reduction(5)               0.93%         1.01%        0.97%       0.98%         0.97%(6)
   Net investment income             5.37%         5.14%        4.96%       5.16%         5.14%(6)
Portfolio Turnover of the
   Portfolio                           13%           27%          26%         41%           68%
------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS B
                                  --------------------------------------------------------------
                                                       YEAR ENDED MARCH 31,
                                  --------------------------------------------------------------
                                    2001        2000(1)        1999        1998(1)        1997
------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.790       $10.490      $10.580       $10.070      $10.170
------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------
Net investment income             $ 0.461       $ 0.438      $ 0.412       $ 0.454      $ 0.428
Net realized and unrealized
   gain (loss)                      0.232        (0.693)      (0.066)        0.488       (0.098)
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.693       $(0.255)     $ 0.346       $ 0.942      $ 0.330
------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------
From net investment income        $(0.443)      $(0.438)     $(0.436)      $(0.432)     $(0.430)
In excess of net investment
   income                              --        (0.007)          --            --           --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.443)      $(0.445)     $(0.436)      $(0.432)     $(0.430)
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.040       $ 9.790      $10.490       $10.580      $10.070
------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      7.26%        (2.46)%       3.29%         9.52%        3.30%
------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 7,840       $ 6,452      $ 5,450       $11,538      $48,692
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       1.68%         1.81%        1.73%         1.73%        1.69%
   Expenses after custodian
      fee reduction(3)               1.67%         1.79%        1.72%         1.72%        1.67%
   Net investment income             4.61%         4.36%        4.23%         4.42%        4.37%
Portfolio Turnover of the
   Portfolio                           13%           27%          26%           41%          68%
------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                CLASS C
                                  -----------------------------------
                                         YEAR ENDED MARCH 31,
                                  -----------------------------------
                                    2001        2000(1)        1999
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.160       $ 9.820      $ 9.920
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income             $ 0.423       $ 0.401      $ 0.407
Net realized and unrealized
   gain (loss)                      0.225        (0.651)      (0.089)
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.648       $(0.250)     $ 0.318
---------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------
From net investment income        $(0.408)      $(0.400)     $(0.411)
In excess of net investment
   income                              --        (0.010)      (0.007)
---------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.408)      $(0.410)     $(0.418)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.400       $ 9.160      $ 9.820
---------------------------------------------------------------------

TOTAL RETURN(2)                      7.25%        (2.57)%       3.24%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 7,517       $ 7,712      $11,193
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       1.69%         1.90%        1.81%
   Expenses after custodian
      fee reduction(3)               1.68%         1.88%        1.80%
   Net investment income             4.61%         4.26%        4.10%
Portfolio Turnover of the
   Portfolio                           13%           27%          26%
---------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the National Limited Maturity Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $6,072,301 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on March 31, 2009, $248,691, March 31, 2007, $60,400, March 31, 2006, $320,446,
   March 31, 2005, $1,120,027, March 31, 2004, $1,216,547, March 31, 2003,
   $2,738,129, March 31, 2002, $368,061. Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated Investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Other -- Investment transactions are accounted for on a trade-date basis.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2001 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS A                                      2001         2000
    ------------------------------------------------------------------
    Sales                                        592,635      635,898
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 166,574      146,371
    Redemptions                               (1,321,365)  (1,617,034)
    Exchange from Class B shares                      --       58,758
    Issued to Eaton Vance Connecticut
     Limited Maturity Municipals and
     Michigan Limited Maturity Municipals
     Funds Shareholders                               --    1,484,659
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     (562,156)     708,652
    ------------------------------------------------------------------

                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS B                                      2001         2000
    ------------------------------------------------------------------
    Sales                                        304,347      271,966
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  13,108       12,126
    Redemptions                                 (195,676)    (242,935)
    Exchange to Class A shares                        --      (58,758)
    Issued to Eaton Vance Connecticut
     Limited Maturity Municipals and
     Michigan Limited Maturity Municipals
     Funds Shareholders                               --      157,318
    ------------------------------------------------------------------
    NET INCREASE                                 121,779      139,717
    ------------------------------------------------------------------

                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS C                                      2001         2000
    ------------------------------------------------------------------
    Sales                                        332,887      375,439
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  16,600       29,243
    Redemptions                                 (392,195)    (702,642)
    ------------------------------------------------------------------
    NET DECREASE                                 (42,708)    (297,960)
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $2,993 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2001.

   Except as to Trustees of the Fund and the Portfolio who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect a distribution plan for Class B shares (Class B Plan) and for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
   (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B and Class C shares for providing ongoing

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the year ended March 31, 2001, the Fund paid or accrued $49,386 and $51,402 for Class B and Class C shares, respectively, to EVD, representing 0.75% of the average daily net assets for Class B and Class C shares. At March 31, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $595,000 and $5,536,000 for Class B and Class C shares, respectively.

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees approved quarterly service fee payments equal to 0.15% per annum of the Funds average daily net assets attributable to Class A, Class B, and Class C shares sold on or after October 12, 1999, and 0.15% per annum for shares sold prior thereto and outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended March 31, 2001 amounted to $109,112, $9,877, and $10,280 for Class A, Class B, and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see
   Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $7,000 and $100 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended March 31, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the year ended March 31, 2001, aggregated $12,004,221 and $22,024,768, respectively.

8 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on November 1, 1999, the Fund acquired the net assets of Eaton Vance Connecticut Limited Maturity Municipals and Eaton Vance Michigan Limited Maturity Municipals Funds pursuant to an Agreement and Plan of Reorganization dated November 1, 1999. In accordance with the agreement, the Fund issued 635,443 Class A and 105,507 Class B shares having a total aggregate value of $7,327,990 for Eaton Vance Connecticut Limited Maturity Municipals Fund net assets and 849,216 Class A and 51,811 Class B shares having a total aggregate value of $8,911,155 for Eaton Vance Michigan Limited Maturity Municipals Fund net assets. As a result, the Fund issued
   0.968 shares of Class A and Class B for each share of Class A and Class B of Eaton Vance Connecticut Limited Maturity Municipals Fund and 0.940 shares of Class A and Class B for each share of Class A and Class B of Eaton Vance Michigan Limited Maturity Municipals Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The Eaton Vance Connecticut Limited Maturity Municipals and Eaton Vance Michigan Limited Maturity Municipals Funds' net assets at the date of the transaction were $7,327,990 and $8,911,155 including $90,062 and $101,045 of unrealized appreciation, respectively. Directly after the merger, the combined net assets of the Eaton Vance National Limited Maturity Municipals Fund were $97,445,012 with a net asset value of $9.89, $9.89 and $9.25 for Class A, Class B and Class C, respectively.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE INVESTMENT TRUST:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipals Fund (one of the series constituting the Eaton Vance Investment Trust) (the "Fund") as of March 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2001 and 2000 and the financial highlights for each of the years in the five-year period ended March 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance National Limited Maturity Municipals Fund at March 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 4, 2001

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 0.9%
------------------------------------------------------------------------
     $  825        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07         $   786,786
------------------------------------------------------------------------
                                                             $   786,786
------------------------------------------------------------------------
Cogeneration -- 7.7%
------------------------------------------------------------------------
     $  250        Eastern Connecticut Resources Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.00%, 1/1/03                             $   248,987
        830        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                                838,449
      1,225        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                       1,256,911
        500        Palm Beach County, FL, (Okeelanta
                   Power), (AMT), 6.85%, 2/15/21(1)              330,000
        500        Palm Beach County, FL, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                       330,000
      1,800        Pennsylvania EDA, (Resource Recovery-
                   Northampton), (AMT), 6.75%, 1/1/07          1,834,020
      1,650        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10     1,703,278
         56        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                20,709
         26        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                19,988
        121        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                88,306
        180        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                            17,609
         70        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                             6,891
------------------------------------------------------------------------
                                                             $ 6,695,148
------------------------------------------------------------------------
Education -- 4.1%
------------------------------------------------------------------------
     $1,000        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                      $ 1,046,050
        200        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/13                                 201,804
        140        Connecticut HEFA, (Sacred Heart
                   University), 6.00%, 7/1/08                    157,573
        850        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.20%, 6/1/12                       893,834
      1,700        University of Illinois, 0.00%, 4/1/15         836,400
      1,000        University of Illinois, 0.00%, 4/1/16         462,930
------------------------------------------------------------------------
                                                             $ 3,598,591
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 1.3%
------------------------------------------------------------------------
     $1,000        North Carolina Municipal Power Agency,
                   (Catawba Electric Revenue),
                   6.375%, 1/1/13                            $ 1,084,390
------------------------------------------------------------------------
                                                             $ 1,084,390
------------------------------------------------------------------------
Escrowed / Prerefunded -- 18.0%
------------------------------------------------------------------------
     $  410        Connecticut HEFA, (New Britain
                   Hospital), Prerefunded to 7/1/02,
                   7.50%, 7/1/06                             $   431,820
        300        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 07/01/03, 6.00%, 7/1/13        322,764
        805        Florence, KY, Housing Facilities,
                   (Bluegrass Housing), Escrowed to
                   Maturity, 7.25%, 5/1/07                       871,590
      1,500        Grand Ledge, MI, Public School District,
                   (MBIA), Prerefunded to 5/1/04,
                   7.875%, 5/1/11                              1,714,905
      4,185        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                887,973
      3,500        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17         3,918,425
        840        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 7.876%, 1/1/11          984,959
        583        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02         599,370
      1,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/13         1,052,190
      3,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20(2)      3,025,290
        590        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   Prerefunded to 12/01/03, 6.50%, 12/1/12       644,740
      1,085        Saint Tammany, LA, Public Trust Finance
                   Authority, (Christwood), Escrowed to
                   Maturity, 8.75%, 11/15/05                   1,226,506
------------------------------------------------------------------------
                                                             $15,680,532
------------------------------------------------------------------------
General Obligations -- 5.6%
------------------------------------------------------------------------
     $  150        Connecticut, 5.125%, 8/15/11              $   156,871
        495        Detroit, MI, 6.40%, 4/1/05                    535,367
      2,000        Detroit, MI, 6.50%, 4/1/02                  2,057,120
        500        Kershaw County, SC, School District,
                   5.00%, 2/1/18                                 502,270
        265        New Fairfield, CT, 4.90%, 8/1/13              275,955
        750        Ohio, 0.00%, 8/1/08                           548,535
        115        Puerto Rico, 0.00%, 7/1/08                     85,554
        750        Wisconsin, (AMT), 5.10%, 5/1/15               744,015
------------------------------------------------------------------------
                                                             $ 4,905,687
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.6%
------------------------------------------------------------------------
     $  581        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.00%, 12/1/36             $   534,071
------------------------------------------------------------------------
                                                             $   534,071
------------------------------------------------------------------------
Hospital -- 6.2%
------------------------------------------------------------------------
     $  500        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                            $   476,000
      1,700        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.00%, 9/15/03                              1,705,848
        125        Connecticut HEFA, (Griffin Hospital),
                   6.00%, 7/1/13                                 117,451
        750        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.00%, 10/1/08                                721,987
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.00%, 10/1/05                                101,982
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.10%, 10/1/06                                102,392
        225        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.20%, 10/1/07                                231,165
      1,000        Michigan Hospital Finance Authority,
                   (Gratiot Community Hospital),
                   6.10%, 10/1/07                              1,007,670
        500        New Hampshire HEFA, (Littleton Hospital
                   Association), 5.45%, 5/1/08                   466,525
        465        San Gorgonio, CA, Memorial Health Care
                   District, 5.60%, 5/1/11                       427,898
------------------------------------------------------------------------
                                                             $ 5,358,918
------------------------------------------------------------------------
Housing -- 4.5%
------------------------------------------------------------------------
     $  600        Georgia Private Colleges and
                   Universities Authority, Student Housing
                   Revenue, (Mercer Housing Corp.),
                   6.00%, 6/1/31                             $   589,596
      1,005        Illinois Development Finance Authority,
                   Elderly Housing, (Mattoon Tower),
                   (Section 8), 6.35%, 7/1/10                  1,025,080
        455        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.40%, 2/1/03                                 457,917
      1,145        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.65%, 2/1/06                               1,158,511
        715        Sandaval County, NM, Multifamily,
                   6.00%, 5/1/32                                 704,061
------------------------------------------------------------------------
                                                             $ 3,935,165
------------------------------------------------------------------------
Industrial Development Revenue -- 11.6%
------------------------------------------------------------------------
     $  580        Austin, TX, (Cargoport Development LLC),
                   (AMT), 7.50%, 10/1/07                     $   583,898
        445        Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                         468,127
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  500        Carbon County, PA, IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                  $   513,495
        625        Connecticut Development Authority,
                   (Frito Lay), 6.375%, 7/1/04                   625,956
        800        Eagle County, CO, Airport Terminal
                   Corp., (American Airlines), (AMT),
                   6.75%, 5/1/06                                 804,400
        900        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                        864,216
        500        Jones County, MS, (International Paper),
                   5.80%, 10/1/21                                484,570
        490        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), 10.75%, 9/1/26                         504,494
      1,000        Michigan Job Development Authority,
                   (General Motors Corp.), PCR,
                   5.55%, 4/1/09                               1,002,600
      1,100        Michigan State Strategic Fund, (Crown
                   Paper), 6.25%, 8/1/12                         781,000
        500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                                498,450
      1,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                 948,020
        750        Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                 111,000
        500        Peru, IL, (Freightways Corp.),
                   5.25%, 11/1/03                                494,455
        500        Saint Louis, MO, IDA, (Saint Louis
                   Convention), (AMT), 7.20%, 12/15/28           525,380
        890        Santa Fe, NM, (Crow Hobbs),
                   8.25%, 9/1/05                                 883,895
------------------------------------------------------------------------
                                                             $10,093,956
------------------------------------------------------------------------
Insured-Education -- 0.3%
------------------------------------------------------------------------
     $  500        Southern Illinois University, Housing
                   and Auxiliary Facilities, (MBIA),
                   0.00%, 4/1/17                             $   219,200
------------------------------------------------------------------------
                                                             $   219,200
------------------------------------------------------------------------
Insured-Electric Utilities -- 2.0%
------------------------------------------------------------------------
     $  750        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT), 5.35%, 12/1/16  $   763,643
        500        Monroe County, MI, (Detroit Edison),
                   (AMBAC), (AMT), 6.35%, 12/1/04                542,130
        400        Piedmont, SC, Municipal Power Agency,
                   (MBIA), 5.00%, 1/1/15                         403,500
------------------------------------------------------------------------
                                                             $ 1,709,273
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 5.5%
------------------------------------------------------------------------
     $  250        Brighton, MI, School District, (AMBAC),
                   0.00%, 5/1/20                             $    91,775
      1,000        Edcouch Elsa, TX, Independent School
                   District, (PSF), 4.75%, 8/15/22               936,770
        500        Hartland, MI, School District, (FGIC),
                   5.125%, 5/1/17                                503,760
      1,650        McAllen, TX, Independent School
                   District, (PSF), 4.50%, 2/15/18             1,528,725
        500        Old Saybrook, CT, (AMBAC),
                   4.10%, 8/15/01                                502,000
      1,225        Paw Paw, MI, Public School District,
                   (FGIC), 5.00%, 5/1/21                       1,224,179
------------------------------------------------------------------------
                                                             $ 4,787,209
------------------------------------------------------------------------
Insured-Hospital -- 1.9%
------------------------------------------------------------------------
     $2,000        El Paso County, TX, Hospital District,
                   (MBIA), 0.00%, 8/15/06                    $ 1,605,480
------------------------------------------------------------------------
                                                             $ 1,605,480
------------------------------------------------------------------------
Insured-Transportation -- 4.0%
------------------------------------------------------------------------
     $  600        Connecticut Airport, (Bradley
                   International Airport), (FGIC),
                   7.40%, 10/1/04                            $   654,006
      1,000        Metropolitan Transportation Authority,
                   NY, Commuter Facilities Revenue,
                   (AMBAC), 5.00%, 7/1/20                        991,990
        500        Metropolitan Transportation Authority,
                   NY, Tranportation Facility Revenue,
                   (MBIA), 5.00%, 7/1/17                         504,845
      1,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/18                              1,077,260
        500        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16             241,090
------------------------------------------------------------------------
                                                             $ 3,469,191
------------------------------------------------------------------------
Insured-Water and Sewer -- 1.4%
------------------------------------------------------------------------
     $2,000        Honolulu, HI, Wastewater System Revenue,
                   (FGIC), 0.00%, 7/1/11                     $ 1,237,180
------------------------------------------------------------------------
                                                             $ 1,237,180
------------------------------------------------------------------------
Miscellaneous -- 1.7%
------------------------------------------------------------------------
     $  890        Barona, CA, (Band of Mission Indians),
                   8.25%, 1/1/20                             $   892,554
        150        Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                     144,669
        500        San Juan, NM, Pueblo Development
                   Authority, 7.00%, 10/15/06                    477,000
------------------------------------------------------------------------
                                                             $ 1,514,223
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Nursing Home -- 5.4%
------------------------------------------------------------------------
     $1,105        Arizona Health Facilities Authority,
                   (Care Institute, Inc.-Mesa),
                   7.625%, 1/1/06                            $   888,508
        500        Citrus County, FL, IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03                   488,585
        925        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                          936,057
        335        Fairfield, OH, EDA, (Beverly
                   Enterprises), 8.50%, 1/1/03                   341,546
      1,105        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05              1,127,288
        395        Michigan Hospital Finance Authority,
                   (Presbyterian Villages), 6.20%, 1/1/06        403,706
        500        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                466,590
------------------------------------------------------------------------
                                                             $ 4,652,280
------------------------------------------------------------------------
Pooled Loans -- 3.5%
------------------------------------------------------------------------
     $1,900        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 2,011,283
      1,000        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,070,550
------------------------------------------------------------------------
                                                             $ 3,081,833
------------------------------------------------------------------------
Senior Living / Life Care -- 5.2%
------------------------------------------------------------------------
     $  785        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $   681,372
      2,000        Illinois HFA, (Lutheran Social
                   Services), 6.125%, 8/15/10                  1,898,060
        300        Kalamazoo, MI, (Friendship Village),
                   6.125%, 5/15/17                               273,756
        500        Kansas City, MO, IDR, (Kingswood Manor),
                   5.80%, 11/15/17                               416,620
        245        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                 212,364
        360        Mesquite, TX, Health Facilities
                   Development, (Christian Care Centers),
                   7.00%, 2/15/10                                358,319
        495        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 429,274
        305        Okaloosa County, FL, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   5.25%, 2/1/04                                 287,688
------------------------------------------------------------------------
                                                             $ 4,557,453
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 4.7%
------------------------------------------------------------------------
     $  500        Battle Creek, MI, Downtown Development
                   Authority, 6.65%, 5/1/02                  $   514,770
      2,000        Detroit, MI, Downtown Development
                   Authority Tax Increment, 0.00%, 7/1/21        647,080
        250        Frederick County, MD, Urbana Community
                   Development Authority, 6.625%, 7/1/25         249,368
        500        Heritage Palms Community Development
                   District, FL, Capital Improvements,
                   6.25%, 11/1/04                                501,345
      1,000        Laredo, TX, Certificates of Obligation,
                   4.50%, 2/15/17                                937,780
        465        Longleaf, FL, Community Development
                   District, 6.20%, 5/1/09                       448,948
        500        Michigan Building Authority,
                   6.10%, 10/1/01                                507,420
        250        Stoneybrook, FL, West Community
                   Development District, 6.45%, 5/1/10           252,805
------------------------------------------------------------------------
                                                             $ 4,059,516
------------------------------------------------------------------------
Transportation -- 1.5%
------------------------------------------------------------------------
     $  240        Memphis-Shelby County, TN, Airport
                   Authority, 6.12%, 12/1/16                 $   223,738
      1,000        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27            1,041,000
------------------------------------------------------------------------
                                                             $ 1,264,738
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $83,966,980)                             $84,830,820
------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
     $   58        U.S. Treasury, Expires 5/26/01, Strike
                   Price 102                                 $    37,156
------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $28,413)                                $    37,156
------------------------------------------------------------------------
Total Investments -- 97.6%
   (identified cost $83,995,393)                             $84,867,976
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.4%                       $ 2,048,853
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $86,916,829
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At March 31, 2001, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

Arizona                                                     10.2%
Michigan                                                    14.3%
Others, representing less than 10% individually             73.1%

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 17.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.8% to 6.1% of total investments.
 (1)  Non-income producing security.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $83,995,393)         $84,867,976
Cash                                          451,326
Receivable for investments sold                25,775
Interest receivable                         1,599,099
Prepaid expenses                                  645
-----------------------------------------------------
TOTAL ASSETS                              $86,944,821
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for daily variation margin on
   open financial futures contracts       $     6,187
Accrued expenses                               21,805
-----------------------------------------------------
TOTAL LIABILITIES                         $    27,992
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $86,916,829
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $86,012,839
Net unrealized appreciation (computed on
   the basis of identified cost)              903,990
-----------------------------------------------------
TOTAL                                     $86,916,829
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
MARCH 31, 2001
Investment Income
----------------------------------------------------
Interest                                  $5,425,182
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $5,425,182
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  422,317
Trustees' fees and expenses                    8,383
Custodian fee                                 48,397
Legal and accounting services                 23,400
Miscellaneous                                 26,277
----------------------------------------------------
TOTAL EXPENSES                            $  528,774
----------------------------------------------------
Deduct --
   Reduction of custodian fee             $   13,304
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   13,304
----------------------------------------------------

NET EXPENSES                              $  515,470
----------------------------------------------------

NET INVESTMENT INCOME                     $4,909,712
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (32,409)
   Financial futures contracts               (55,772)
----------------------------------------------------
NET REALIZED LOSS                         $  (88,181)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $2,114,753
   Financial futures contracts                64,539
----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $2,179,292
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,091,111
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $7,000,823
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED      YEAR ENDED
IN NET ASSETS                             MARCH 31, 2001  MARCH 31, 2000
------------------------------------------------------------------------
From operations --
   Net investment income                  $    4,909,712  $    4,880,282
   Net realized loss                             (88,181)        (11,006)
   Net change in unrealized
      appreciation (depreciation)              2,179,292      (5,908,048)
------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    7,000,823  $   (1,038,772)
------------------------------------------------------------------------
Capital transactions --
   Net Assets contributed by Connecticut
      and Michigan Limited Maturity
      Municipals Funds                    $           --  $   16,239,145
   Contributions                              12,004,221      13,115,025
   Withdrawals                               (22,024,768)    (28,345,239)
------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $  (10,020,547) $    1,008,931
------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $   (3,019,724) $      (29,841)
------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------
At beginning of year                      $   89,936,553  $   89,966,394
------------------------------------------------------------------------
AT END OF YEAR                            $   86,916,829  $   89,936,553
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------
                                    2001        2000        1999        1998        1997
-------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.61%       0.65%       0.61%       0.60%        0.60%
   Expenses after custodian
      fee reduction                  0.60%       0.63%       0.60%       0.59%        0.58%
   Net investment income             5.68%       5.49%       5.32%       5.53%        5.45%
Portfolio Turnover                     13%         27%         26%         41%          68%
-------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $86,917     $89,937     $89,966     $93,127     $102,504
-------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of income exempt from regular federal income tax and
   (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing market discounts on debt securities effective April 1, 2001. Prior to this date, the Portfolio did not amortize market discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation/ depreciation based on securities held as of March 31, 2001.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2001, the fee was equivalent to 0.49% of the Portfolio's average net assets for such period and amounted to $422,317. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2001, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended March 31, 2001.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $10,690,110 and $17,101,827 respectively, for the year ended March 31, 2001.

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $83,995,393
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,202,349
    Gross unrealized depreciation              (2,329,766)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   872,583
    -----------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   A summary of obligations under these financial instruments as of March 31, 2001, is as follows:

                           FUTURES CONTRACTS
    ---------------------------------------------------------------
    EXPIRATION                                       NET UNREALIZED
    DATE(S)     CONTRACTS                POSITION     APPRECIATION
    ---------------------------------------------------------------
    6/01        22 U.S. Treasury Bond    Short           31,407

   At March 31, 2001, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

7 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on November 1, 1999, Eaton Vance Connecticut Limited Maturity Municipals and Eaton Vance Michigan Limited Maturity Municipals Funds, pursuant to an Agreement and Plan of Reorganization dated November 1, 1999, contributed securities with a market value of $7,443,241 and $8,864,366 including $88,630 and $97,151 of unrealized appreciation respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Limited Maturity Municipals Portfolio (the "Portfolio") as of March 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2001 and 2000 and the supplementary data for each of the years in the five-year period ended March 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 2001 by correspondence with the custodian and brokers; where replies were not received, alternative procedures were performed. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Limited Maturity Municipals Portfolio at March 31, 2001, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 4, 2001

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109



ADMINISTRATOR OF EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022











EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109




--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------




439-5/01                                                                  LNASRC